3. Loans, Allowance for Loan Losses (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses
Beginning balance	$ 6,366	$ 7,550	$ 9,589
Charge-offs	(1,133)	(982)	(1,238)
Recoveries	422	305	405
Provision	790	(507)	(1,206)
Ending balance	6,445	6,366	7,550
Ending balance: individually evaluated for impairments	1,038	1,130	1,319
Ending balance: collectively evaluated for impairments	5,407	5,236	6,231
Ending balance	6,445	6,366	7,550
Loans
Ending balance	804,023	759,764	723,811
Ending balance: individually evaluated for impairment	17,947	19,764	21,301
Ending balance: collectively evaluated for impairment	786,076	740,000	702,510
Construction and land development
Allowance for loan losses
Beginning balance	804	1,152	2,185
Charge-offs	(53)	0	(7)
Recoveries	10	14	10
Provision	52	(362)	(1,036)
Ending balance	813	804	1,152
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	813	804	1,152
Ending balance	813	804	1,152
Loans
Ending balance	94,178	84,987	61,749
Ending balance: individually evaluated for impairment	96	98	0
Ending balance: collectively evaluated for impairment	94,082	84,889	61,749
Single-family residential
Allowance for loan losses
Beginning balance	1,812	2,126	2,534
Charge-offs	(116)	(249)	(275)
Recoveries	106	85	55
Provision	(477)	(150)	(188)
Ending balance	1,325	1,812	2,126
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	1,325	1,812	2,126
Ending balance	1,325	1,812	2,126
Loans
Ending balance	252,983	246,703	240,700
Ending balance: individually evaluated for impairment	1,779	1,855	935
Ending balance: collectively evaluated for impairment	251,204	244,848	239,765
Single-family residential - Banco de la Gente Non-traditional
Allowance for loan losses
Beginning balance	1,280	1,377	1,460
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(103)	(97)	(83)
Ending balance	1,177	1,280	1,377
Ending balance: individually evaluated for impairments	1,023	1,093	1,160
Ending balance: collectively evaluated for impairments	154	187	217
Ending balance	1,177	1,280	1,377
Loans
Ending balance	34,261	37,249	40,189
Ending balance: individually evaluated for impairment	14,310	15,460	16,718
Ending balance: collectively evaluated for impairment	19,951	21,789	23,471
Commercial
Allowance for loan losses
Beginning balance	1,193	1,593	1,917
Charge-offs	(453)	0	(318)
Recoveries	105	21	19
Provision	433	(421)	(25)
Ending balance	1,278	1,193	1,593
Ending balance: individually evaluated for impairments	15	37	159
Ending balance: collectively evaluated for impairments	1,263	1,156	1,434
Ending balance	1,278	1,193	1,593
Loans
Ending balance	270,055	248,637	247,521
Ending balance: individually evaluated for impairment	1,673	2,251	3,648
Ending balance: collectively evaluated for impairment	268,382	246,386	243,873
Multifamily and Farmland
Allowance for loan losses
Beginning balance	72	52	0
Charge-offs	(5)	(66)	0
Recoveries	1	0	0
Provision	15	86	52
Ending balance	83	72	52
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	83	72	52
Ending balance	83	72	52
Loans
Ending balance	33,163	28,937	21,047
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	33,163	28,937	21,047
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	574	675	842
Charge-offs	(54)	(194)	(146)
Recoveries	32	31	170
Provision	74	62	(191)
Ending balance	626	574	675
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	626	574	675
Ending balance	626	574	675
Loans
Ending balance	97,465	89,022	87,596
Ending balance: individually evaluated for impairment	89	100	0
Ending balance: collectively evaluated for impairment	97,376	88,922	87,596
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	926	1,204	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	926	1,204	0
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	155	204	172
Charge-offs	(452)	(473)	(492)
Recoveries	168	154	151
Provision	290	270	373
Ending balance	161	155	204
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	161	155	204
Ending balance	161	155	204
Loans
Ending balance	20,992	23,025	25,009
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	20,992	23,025	25,009
Unallocated
Allowance for loan losses
Beginning balance	476	371	479
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	506	105	(108)
Ending balance	982	476	371
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	982	476	371
Ending balance	982	476	371
Loans
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0